Pay vs Performance Disclosure U_pure in Millions	4 Months Ended	8 Months Ended	12 Months Ended
	May 13, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

We are required by SEC rules to disclose the following information regarding compensation paid to our NEOs (including our principal executive officer (“PEO”), also referred to herein as our “CEO”) as compared to the Company's performance. The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. The following table sets forth additional compensation information of Dr. Keh-Shew Lu (“PEO 1”) and Mr. Gary Yu (“PEO 2”), both of whom served as our PEO during 2025, and our non-PEO NEOs, along with total shareholder return ("TSR"), net income, and net sales performance results for fiscal years 2021, 2022, 2023, 2024, and 2025:

Pay versus Performance
							Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for PEO 1 (b) (1)	Compensation Actually Paid to PEO 1 (c) (2)	Summary Compensation Table Total for PEO 2 (b) (1)	Compensation Actually Paid to PEO 2 (c) (2)	Average Summary Compensation Table Total for Non-PEO NEOs (d)	Average Compensation Actually Paid to Non-PEO NEOs (e) (2)	Total Shareholder Return (f)	Peer Group Total Shareholder Return (g) (3)	Net Income (millions) (h)	Net Sales (millions) (4)
2025	$3,695,596	$(1,041,418)	$4,331,731	$2,712,588	$1,567,510	$1,649,178	$70	$130	$66	$1,482
2024	4,823,227	(506,424)	—	—	1,978,444	1,670,159	109	170	44	1,311
2023	9,483,816	13,252,259	—	—	1,955,936	2,683,673	114	103	227	1,662
2022	9,045,646	(2,249,898)	—	—	2,466,178	1,048,748	135	129	331	2,001
2021	8,137,329	30,669,186	—	—	2,189,740	5,627,245	195	202	229	1,805
(1)
The dollar amounts reported are the amounts of total compensation reported for our PEOs in the Summary Compensation Table for the applicable fiscal year.
(2)
The dollar amounts reported represent the amount of “Compensation Actually Paid,” as computed in accordance with SEC rules. Compensation Actually Paid does not represent cash or equity value realized or paid to our NEO’s but rather is a value calculated under applicable SEC rules. The tables below detail how Compensation Actually Paid is determined.
(3)
Reflects cumulative TSR of the Company's Peer Group (as described above in this Proxy Statement) index, as of the applicable fiscal years. See "Compensation Review Process" for the composition of our Peer Group Companies for the applicable year.
(4)
Net Sales is the financial measure that the Company believes to be the most important measure (that is not otherwise required to be disclosed in the table) it used in the most recent fiscal year to link CAP to the NEOs. The Company generates revenue from sales of its semiconductor products to direct customers and distributors and recognizes revenue when control is transferred. Revenues are reduced in the period of sale for estimates of product returns and other allowances including distributor adjustments resulting in net sales.

The PEOs and other NEOs included in the above compensation columns are comprised of the following:

Year	PEO	NON-PEO NEOS
2025	Dr. Keh-Shew Lu and Gary Yu (1)	Brett R. Whitmire, Francis Tang, Emily Yang, Andy (Kuo-Ting) Tsong, Jin Zhao
2024	Dr. Keh-Shew Lu	Brett R. Whitmire, Gary Yu, Francis Tang, Emily Yang
2023	Dr. Keh-Shew Lu	Brett R. Whitmire, Gary Yu, Francis Tang, Julie Holland
2022	Dr. Keh-Shew Lu	Brett R. Whitmire, Gary Yu, Francis Tang, Julie Holland
2021	Dr. Keh-Shew Lu	Brett R. Whitmire, Gary Yu, Francis Tang, Julie Holland
(1)
Dr. Keh-Shew Lu served as PEO until May 13, 2025. Gary Yu became PEO on May 13, 2025. Dr. Lu is referred to are PEO 1 and Mr. Yu is referred to as PEO 2.

To calculate the amounts in the "Compensation Actually Paid to PEO" columns in the Pay versus Performance table above, the following amounts were deducted from and added to (as applicable) "Total" compensation of the PEO for each applicable year, as reported in the Summary Compensation Table above.

Compensation Actually Paid to PEO
Year	Summary Compensation Table Total for PEO (1)	Minus Reported Value of Equity Awards for PEO (2)	Plus Equity Award Adjustments for PEO (3)	Plus Reported Change in Pension Value and Non-qualified Deferred Compensation Earnings ($)	Compensation Actually Paid to PEO
2025 (4)	$3,695,596	$2,968,150	$(1,769,180)	$316	$(1,041,418)
2025 (5)	4,331,731	2,722,423	919,154	184,126	2,712,588
2024	4,823,227	3,821,600	(1,508,420)	369	(506,424)
2023	9,483,816	8,365,620	12,133,722	341	13,252,259
2022	9,045,646	6,250,510	(5,045,133)	99	(2,249,898)
2021	8,137,329	5,468,930	28,000,786	1	30,669,186
(1)
The dollar amounts reported are the amounts of total compensation reported for our PEO in the Summary Compensation Table for the applicable fiscal year.
(2)
Represents the grant date fair value of the equity awards to our PEO, as reported in the “Stock Awards” column in the Summary Compensation Table for each applicable year.
(3)
Represents the year-over-year change in the fair value of equity awards to our PEO, as itemized in the table below. No awards granted in any year vested in the year they were granted. Fair value or change in fair value, as applicable, of equity awards in the "Compensation Actually Paid" columns was determined by reference to (a) for RSU awards, closing price on applicable year-end dates (b) for PSU awards, the same valuation methodology as RSU awards above except year-end share amounts are multiplied by the probability of achievement as of each such date.
(4)
Reflects compensation for Dr. Keh-Shew Lu, who was PEO until May 13, 2025.
(5)
Reflects compensation for Gary Yu, who became PEO on May 13, 2025.

Equity Award Adjustments for PEO 1
	2025 (1)	2024	2023	2022	2021
Fair Value of Equity Awards for PEO
Plus as of year-end value for awards granted during the year	$2,615,020	$4,995,270	$10,628,640	$7,690,140	$11,090,810
Plus year-over-year change of unvested awards granted in previous years	(1,522,755)	(3,991,488)	828,753	(8,169,217)	9,551,577
Plus change from prior fiscal year-end awards that vested during the year	(271,305)	(5,682,752)	676,329	(4,566,056)	7,358,400
Minus awards granted in prior years that did not meet vesting conditions	(2,590,140)	(2,576,640)	—	—	—
Total equity award adjustments	(1,769,180)	(7,255,609)	12,133,722	(5,045,133)	28,000,786

(1) Reflects compensation for Dr. Keh-Shew Lu, who was PEO until May 13, 2025.

Equity Award Adjustments for PEO 2
2025 (1)
Fair Value of Equity Awards for PEO
Plus as of year-end value for awards granted during the year	$2,413,466
Plus year-over-year change of unvested awards granted in previous years	(769,084)
Plus change from prior fiscal year-end awards that vested during the year	(83,809)
Minus awards granted in prior years that did not meet vesting conditions	(641,420)
Total equity award adjustments	919,154

(1) Reflects compensation for Gary Yu, who became PEO on May 13, 2025.

To calculate the amounts in the “Average Compensation Actually Paid to Non-PEO NEOs” column in the Pay versus Performance table above, the following amounts were deducted from and added to (as applicable) the average of the “Total” compensation of our non-PEO NEOs for each applicable year, as reported in the Summary Compensation Table above.

Average Compensation Actually Paid to Non-PEO NEOs
Year	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Minus Average Reported Value of Equity Awards for Non-PEO NEOs (2)	Plus Average Equity Award Adjustments for Non-PEO NEOs (3)	Plus Average Reported Change in Pension Value and Non-qualified Deferred Compensation Earnings for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$1,567,510	$903,200	$905,018	$79,850	$1,649,178
2024	1,978,444	1,455,821	1,072,107	75,428	1,670,159
2023	1,955,936	1,446,925	2,099,234	75,428	2,683,673
2022	2,466,178	1,511,591	156,437	(62,277)	1,048,748
2021	2,189,740	1,308,927	4,615,418	131,013	5,627,245
(1)
The dollar amounts reported is the average of the amounts of total compensation reported for our Non-PEO NEOs in the Summary Compensation Table for the applicable fiscal year.
(2)
Represents the grant date fair value of the equity awards to our Non-PEO NEOs, as reported in the “Stock Awards” column in the Summary Compensation Table for each applicable year.
(3)
Represents the year-over-year change in the fair value of equity awards to our Non-PEO NEOS, as itemized in the table below. No awards vested in the year they were granted. Fair value or change in fair value, as applicable, of equity awards in the "Compensation Actually Paid" columns was determined by reference to (a) for RSU awards, closing price on applicable year-end dates (b) for PSU awards, the same valuation methodology as RSU awards above except year-end share amounts are multiplied by the probability of achievement as of each such date.

Average Equity Award Adjustments for Non-PEO NEOs
	2025	2024	2023	2022	2021
Fair Value of Equity Awards for Non-PEO NEOs
Plus as of year-end value for awards granted during the year	1,662,915	2,286,269	1,872,090	1,878,755	2,709,562
Plus year-over-year change of unvested awards granted in previous years	(159,135)	(462,002)	91,255	(885,837)	919,834
Plus change from prior fiscal year-end awards that vested during the year	(43,732)	(89,883)	135,890	(836,481)	986,023
Minus awards granted in prior years that did not meet vesting conditions	(555,030)	(662,277)	—	—	—
Total equity award adjustments	905,018	1,072,108	2,099,234	156,437	4,615,418

Company Selected Measure Name			Net Sales
Named Executive Officers, Footnote

The PEOs and other NEOs included in the above compensation columns are comprised of the following:

Year	PEO	NON-PEO NEOS
2025	Dr. Keh-Shew Lu and Gary Yu (1)	Brett R. Whitmire, Francis Tang, Emily Yang, Andy (Kuo-Ting) Tsong, Jin Zhao
2024	Dr. Keh-Shew Lu	Brett R. Whitmire, Gary Yu, Francis Tang, Emily Yang
2023	Dr. Keh-Shew Lu	Brett R. Whitmire, Gary Yu, Francis Tang, Julie Holland
2022	Dr. Keh-Shew Lu	Brett R. Whitmire, Gary Yu, Francis Tang, Julie Holland
2021	Dr. Keh-Shew Lu	Brett R. Whitmire, Gary Yu, Francis Tang, Julie Holland
(1)
Dr. Keh-Shew Lu served as PEO until May 13, 2025. Gary Yu became PEO on May 13, 2025. Dr. Lu is referred to are PEO 1 and Mr. Yu is referred to as PEO 2.

PEO Total Compensation Amount				$ 4,823,227	$ 9,483,816	$ 9,045,646	$ 8,137,329
PEO Actually Paid Compensation Amount				(506,424)	13,252,259	(2,249,898)	30,669,186
Adjustment To PEO Compensation, Footnote

To calculate the amounts in the "Compensation Actually Paid to PEO" columns in the Pay versus Performance table above, the following amounts were deducted from and added to (as applicable) "Total" compensation of the PEO for each applicable year, as reported in the Summary Compensation Table above.

Compensation Actually Paid to PEO
Year	Summary Compensation Table Total for PEO (1)	Minus Reported Value of Equity Awards for PEO (2)	Plus Equity Award Adjustments for PEO (3)	Plus Reported Change in Pension Value and Non-qualified Deferred Compensation Earnings ($)	Compensation Actually Paid to PEO
2025 (4)	$3,695,596	$2,968,150	$(1,769,180)	$316	$(1,041,418)
2025 (5)	4,331,731	2,722,423	919,154	184,126	2,712,588
2024	4,823,227	3,821,600	(1,508,420)	369	(506,424)
2023	9,483,816	8,365,620	12,133,722	341	13,252,259
2022	9,045,646	6,250,510	(5,045,133)	99	(2,249,898)
2021	8,137,329	5,468,930	28,000,786	1	30,669,186
(1)
The dollar amounts reported are the amounts of total compensation reported for our PEO in the Summary Compensation Table for the applicable fiscal year.
(2)
Represents the grant date fair value of the equity awards to our PEO, as reported in the “Stock Awards” column in the Summary Compensation Table for each applicable year.
(3)
Represents the year-over-year change in the fair value of equity awards to our PEO, as itemized in the table below. No awards granted in any year vested in the year they were granted. Fair value or change in fair value, as applicable, of equity awards in the "Compensation Actually Paid" columns was determined by reference to (a) for RSU awards, closing price on applicable year-end dates (b) for PSU awards, the same valuation methodology as RSU awards above except year-end share amounts are multiplied by the probability of achievement as of each such date.
(4)
Reflects compensation for Dr. Keh-Shew Lu, who was PEO until May 13, 2025.
(5)
Reflects compensation for Gary Yu, who became PEO on May 13, 2025.

Equity Award Adjustments for PEO 1
	2025 (1)	2024	2023	2022	2021
Fair Value of Equity Awards for PEO
Plus as of year-end value for awards granted during the year	$2,615,020	$4,995,270	$10,628,640	$7,690,140	$11,090,810
Plus year-over-year change of unvested awards granted in previous years	(1,522,755)	(3,991,488)	828,753	(8,169,217)	9,551,577
Plus change from prior fiscal year-end awards that vested during the year	(271,305)	(5,682,752)	676,329	(4,566,056)	7,358,400
Minus awards granted in prior years that did not meet vesting conditions	(2,590,140)	(2,576,640)	—	—	—
Total equity award adjustments	(1,769,180)	(7,255,609)	12,133,722	(5,045,133)	28,000,786

(1) Reflects compensation for Dr. Keh-Shew Lu, who was PEO until May 13, 2025.

Equity Award Adjustments for PEO 2
2025 (1)
Fair Value of Equity Awards for PEO
Plus as of year-end value for awards granted during the year	$2,413,466
Plus year-over-year change of unvested awards granted in previous years	(769,084)
Plus change from prior fiscal year-end awards that vested during the year	(83,809)
Minus awards granted in prior years that did not meet vesting conditions	(641,420)
Total equity award adjustments	919,154

(1) Reflects compensation for Gary Yu, who became PEO on May 13, 2025.

Non-PEO NEO Average Total Compensation Amount			$ 1,567,510	1,978,444	1,955,936	2,466,178	2,189,740
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,649,178	1,670,159	2,683,673	1,048,748	5,627,245
Adjustment to Non-PEO NEO Compensation Footnote

To calculate the amounts in the “Average Compensation Actually Paid to Non-PEO NEOs” column in the Pay versus Performance table above, the following amounts were deducted from and added to (as applicable) the average of the “Total” compensation of our non-PEO NEOs for each applicable year, as reported in the Summary Compensation Table above.

Average Compensation Actually Paid to Non-PEO NEOs
Year	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Minus Average Reported Value of Equity Awards for Non-PEO NEOs (2)	Plus Average Equity Award Adjustments for Non-PEO NEOs (3)	Plus Average Reported Change in Pension Value and Non-qualified Deferred Compensation Earnings for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$1,567,510	$903,200	$905,018	$79,850	$1,649,178
2024	1,978,444	1,455,821	1,072,107	75,428	1,670,159
2023	1,955,936	1,446,925	2,099,234	75,428	2,683,673
2022	2,466,178	1,511,591	156,437	(62,277)	1,048,748
2021	2,189,740	1,308,927	4,615,418	131,013	5,627,245
(1)
The dollar amounts reported is the average of the amounts of total compensation reported for our Non-PEO NEOs in the Summary Compensation Table for the applicable fiscal year.
(2)
Represents the grant date fair value of the equity awards to our Non-PEO NEOs, as reported in the “Stock Awards” column in the Summary Compensation Table for each applicable year.
(3)
Represents the year-over-year change in the fair value of equity awards to our Non-PEO NEOS, as itemized in the table below. No awards vested in the year they were granted. Fair value or change in fair value, as applicable, of equity awards in the "Compensation Actually Paid" columns was determined by reference to (a) for RSU awards, closing price on applicable year-end dates (b) for PSU awards, the same valuation methodology as RSU awards above except year-end share amounts are multiplied by the probability of achievement as of each such date.

Average Equity Award Adjustments for Non-PEO NEOs
	2025	2024	2023	2022	2021
Fair Value of Equity Awards for Non-PEO NEOs
Plus as of year-end value for awards granted during the year	1,662,915	2,286,269	1,872,090	1,878,755	2,709,562
Plus year-over-year change of unvested awards granted in previous years	(159,135)	(462,002)	91,255	(885,837)	919,834
Plus change from prior fiscal year-end awards that vested during the year	(43,732)	(89,883)	135,890	(836,481)	986,023
Minus awards granted in prior years that did not meet vesting conditions	(555,030)	(662,277)	—	—	—
Total equity award adjustments	905,018	1,072,108	2,099,234	156,437	4,615,418

Compensation Actually Paid vs. Total Shareholder Return

The following graphs illustrates the relationship of CAP for our PEO and the average CAP for our Non-PEO NEOs in relationship to our Total Shareholder Return ("TSR"), net income and net sales. Additionally, the graphs also describe the relationship between our own TSR versus peer group TSR.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group

The following graphs illustrates the relationship of CAP for our PEO and the average CAP for our Non-PEO NEOs in relationship to our Total Shareholder Return ("TSR"), net income and net sales. Additionally, the graphs also describe the relationship between our own TSR versus peer group TSR.

Tabular List, Table

The Company considers, net sales, operating income, and non-GAAP earnings per share the three financial performance measures “most important” linking CAP to the NEOs for 2025 and company performance. After net sales, we do not consider any one of the other following financial performance measures to be a more important measure than the other when measuring performance for our company or executive compensation program. See the discussion above in "Compensation Discussion and Analysis" for additional discussion related to executive pay.

Total Shareholder Return Amount			$ 70	109	114	135	195
Peer Group Total Shareholder Return Amount			130	170	103	129	202
Net Income (Loss)			$ 66,000,000	$ 44,000,000	$ 227,000,000	$ 331,000,000	$ 229,000,000
Company Selected Measure Amount			1,482	1,311	1,662	2,001	1,805
PEO Name	Dr. Keh-Shew	Gary Yu		Dr. Keh-Shew Lu	Dr. Keh-Shew Lu	Dr. Keh-Shew Lu	Dr. Keh-Shew Lu
Measure:: 1
Pay vs Performance Disclosure
Name			net sales
Measure:: 2
Pay vs Performance Disclosure
Name			operating income
Measure:: 3
Pay vs Performance Disclosure
Name			non-GAAP earnings per share
Dr. Keh-Shew Lu
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,695,596
PEO Actually Paid Compensation Amount	(1,041,418)
Gary Yu
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 4,331,731
PEO Actually Paid Compensation Amount		2,712,588
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (1,508,420)	$ 12,133,722	$ (5,045,133)	$ 28,000,786
PEO | Reported Change in Pension Value and Non-qualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				369	341	99	1
PEO | Reported Value of Equity Awards for CEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(3,821,600)	(8,365,620)	(6,250,510)	(5,468,930)
PEO | Dr. Keh-Shew Lu | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,769,180)			(7,255,609)	12,133,722	(5,045,133)	28,000,786
PEO | Dr. Keh-Shew Lu | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,615,020			4,995,270	10,628,640	7,690,140	11,090,810
PEO | Dr. Keh-Shew Lu | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,522,755)			(3,991,488)	828,753	(8,169,217)	9,551,577
PEO | Dr. Keh-Shew Lu | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(271,305)			(5,682,752)	676,329	(4,566,056)	7,358,400
PEO | Dr. Keh-Shew Lu | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,590,140)			(2,576,640)
PEO | Dr. Keh-Shew Lu | Reported Change in Pension Value and Non-qualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	316
PEO | Dr. Keh-Shew Lu | Reported Value of Equity Awards for CEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,968,150)
PEO | Gary Yu | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		919,154
PEO | Gary Yu | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,413,466
PEO | Gary Yu | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(769,084)
PEO | Gary Yu | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(83,809)
PEO | Gary Yu | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(641,420)
PEO | Gary Yu | Reported Change in Pension Value and Non-qualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		184,126
PEO | Gary Yu | Reported Value of Equity Awards for CEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (2,722,423)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 905,018	1,072,107	2,099,234	156,437	4,615,418
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			905,018	1,072,108	2,099,234	156,437	4,615,418
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,662,915	2,286,269	1,872,090	1,878,755	2,709,562
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(159,135)	(462,002)	91,255	(885,837)	919,834
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(43,732)	(89,883)	135,890	(836,481)	986,023
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(555,030)	(662,277)
Non-PEO NEO | Reported Change in Pension Value and Non-qualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			79,850	75,428	75,428	(62,277)	131,013
Non-PEO NEO | Reported Value of Equity Awards for CEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (903,200)	$ (1,455,821)	$ (1,446,925)	$ (1,511,591)	$ (1,308,927)